Inventory (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventory, LIFO Reserve, Effect on Income, Net	$ 6,900,000	$ 13,200,000	$ 2,700,000
Effect of LIFO Inventory Liquidation on Income		$ 4,800,000
Effect Of LIFO Earnings Per Share Basic	$ 0.64	$ 1.19	$ 0.24
Effect Of LIFO Earnings Per Share Diluted	$ 0.63	$ 1.19	$ 0.24